Income Taxes - provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal		$ 0
State	$ 115	0
Total Current	115	0
Deferred:
Federal		0
State		0
Total Deferred		0
Provision for income taxes	115	0
Fixed assets	$ 27	$ 15